Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Variable interest entity purpose	As part of the organizational structure, the Company has established numerous single-asset LLC entities (“SAEs”) each for the primary purpose of holding a single identifiable asset, individual planes / aircraft and leasing the asset to the Company through its wholly-owned subsidiaries.
Financial contributions	$ 863	$ 157	$ 6,485	$ 9,541
Financial contributions			$ 6,484	$ 9,541
Maximum
Variable Interest Entity [Line Items]
Percentage of interest in variable entities	50.00%
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Financial contributions	$ 863	$ 157
Paint Entity
Variable Interest Entity [Line Items]
Ownership percentage	50.00%		50.00%